Subsequent Events (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Common shares issued against subscriptions		422,800	493,000
Non-affiliated Investor [Member]
Common shares issued against subscriptions	320,500
Proceeds from issuance of common stock	$ 1,602,500